Leases (Schedule Of Capital Leased Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Leases [Abstract]
Property, plant and equipment under capital lease arrangements and other capitalized assets relating to leasing activities	$ 1,265,758	$ 1,124,185
Accumulated depreciation and amortization	(572,111)	(522,432)
Net book value	$ 693,647	$ 601,753